Licensed Copyrights, Net	6 Months Ended
Jun. 30, 2020
Licensed Copyrights [Abstract]
Licensed Copyrights, Net
5. LICENSED COPYRIGHTS, NET

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	32,038	(24,501)	(25)	7,512
—Sublicensing rights	4,633	(4,633)	—	—
	36,671	(29,134)	(25)	7,512
Less: current portion:
—Broadcasting rights	11,752	(10,502)	(25)	1,225
—Sublicensing rights	4,633	(4,633)	—	—
	16,385	(15,135)	(25)	1,225
Licensed copyrights—non current
—Broadcasting rights	20,286	(13,999)	—	6,287
—Sublicensing rights	—	—	—	—
	20,286	(13,999)	—	6,287

	As of June 30, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
	(unaudited)
Licensed copyrights
—Broadcasting rights	35,013	(27,891)	(377)	6,745	955
—Sublicensing rights	5,597	(5,415)	—	182	26
	40,610	(33,306)	(377)	6,927	981
Less: current portion:
—Broadcasting rights	11,394	(10,343)	(49)	1,002	142
—Sublicensing rights	5,597	(5,415)	—	182	26
	16,991	(15,758)	(49)	1,184	168
Licensed copyrights—non current
—Broadcasting rights	23,619	(17,548)	(328)	5,743	813
—Sublicensing rights	—	—	—	—	—
	23,619	(17,548)	(328)	5,743	813
Amortization expense of RMB5,569 million and RMB6,380 million (US$903 million) for the six months ended June 30, 2019 and 2020, respectively, was recognized as cost o
f
revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
	(In millions)
	(unaudited)
Six months ended December 31, 2020	2,375	336
Between 1 and 2 years	1,924	272
Between 2 and 3 years	924	131
Between 3 and 4 years	555	79